Intangible Assets (Details 1) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2020 (remainder of year)	$ 161,766
2021	323,532
2022	323,532
2023	323,532
2024	122,132
Thereafter	462,584
Total	$ 1,717,078	$ 1,878,844